Other Liabilities and Commitments - Other long-term obligations (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Income tax liabilities	$ 238	$ 157
Other	70	51
Total other long-term obligations	$ 308	$ 208